DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Dates
31-Aug-2024
Actual/360 Days
32
30/360 Days
30
16-Sep-2024
15-Sep-2024
Collection Period No.
12
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Aug-2024
12-Sep-2024
13-Sep-2024
16-Sep-2024
15-Aug-2024
15-Aug-2024
Summary
Beginning
Balance
0.00
124,327,256.33
270,000,000.00
60,000,000.00
Principal
Payment
0.00
23,026,560.90
0.00
0.00
Ending
Balance
0.00
101,300,695.43
270,000,000.00
60,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
85.283559
0.000000
0.000000
Initial
Balance
157,360,000.00
270,000,000.00
270,000,000.00
60,000,000.00
Note
Factor
0.000000
0.375188
1.000000
1.000000
454,327,256.33
431,300,695.43
23,026,560.90
T
otal Note Balance
757,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
72,623,347.58
526,950,603.91
16,765,833.67
543,716,437.58
72,623,347.58
503,924,043.01
15,782,289.70
519,706,332.71
72,621,115.25
829,981,115.25
31,950,769.53
861,931,884.78
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
8.75%
8.75%
8.75%
72,621,115.25
72,623,347.58
72,623,347.58
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
6.030000%
5.900000%
5.930000%
Interest per $1000
Fac
e
Amount
0.000000
2.313868
4.916667
4.941667
Interest & Principal
Payment
0.00
23,651,305.36
1,327,500.00
296,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
87.597427
4.916667
4.941667
Interest Payment
0.00
624,744.46
1,327,500.00
296,500.00
25,275,305.36
T
otal
2,248,744.46

DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
Purchas
e
Amounts
25,772,491.32
0.00
25,772,491.32
22,054,362.63
2,844,995.45
194,721.68
570,090.17
0.00
0.00
108,321.39
2,248,744.46
0.00
0.00
23,026,560.90
0.00
0.00
44,088.93
T
otal Distribution
25,772,491.32
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees an
d
Asset Representation Reviewer fees not
previously paid under (2)
(9) Excess Collections to Certificateholders
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and amounts owed t
o
Asset Representation
Reviewer (max. $250,000 p.a.)
(3) Interest Distributabl
e
Amount
453,097.03
0.00
0.00
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
453,097.03
0.00
0.00
0.00
453,097.03
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
2,248,744.46
0.00
624,744.46
1,327,500.00
296,500.00
0.00
0.00
0.00
0.00
0.00
2,248,744.46
0.00
624,744.46
1,327,500.00
296,500.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,248,744.46
2,248,744.46
0.00
Interest Distributabl
e
Amount
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
23,026,560.90
0.00
0.00
0.00
23,026,560.90
Aggregate Principal Distributabl
e
Amount
23,026,560.90
23,026,560.90
0.00

DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
2,074,952.79
2,074,952.79
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
8,703.67
99,617.72
0.00
8,703.67
8,703.67
0.00
108,321.39
2,074,952.79
0.00
Notice to Investors

DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Pool Statistics
Pool Data
6.44%
32.70
26.35
Cutoff Date Pool Balance
Amount
861,931,884.78
Pool Balance beginning of Collection Period
543,716,437.58
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
519,706,332.71
3,437
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
16,701,550.69
5,352,811.94
0.00
1,955,742.24
Pool Factor
60.30%
6.32%
40.79
16.18
3,562
Number of Receivables
5,077

DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
96.91%
1.54%
0.96%
0.59%
100.00%
503,649,872.11
7,996,241.49
4,999,571.96
3,060,647.15
519,706,332.71
3,316
70
29
22
3,437
Delinquency Profile
(1)
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
60+ Delinquency Receivables to EOP Pool Balance
Delinquency Trigger occurred
10.500%
1.55%
No
Loss Statistics
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Losses
(1)
Principal Gross Losses
(1) Losses include accounts that have been charged off with a balance remaining of less than
$100.
1,245,846.31
13,511,520.02
A
verage Net Credit Loss/(Gain)
1.568
%
Amount
1,955,742.24
194,267.63
515,628.30
Number of Receivables
18
Number of Receivables
212
Amount
19,407,992.69
2,762,605.64
3,133,867.03
Current
Cumulative
63,733.59
Four Mont
h
A
verage
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2.812%
3.381%
(6.294%)
11.577%
2.869%
Historical Lifetime CPR, Loss and Delinquencies

DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
T
otal Pool
Cumulative Loss
Delinquncies
Lifetime
Pd.
Gross
Net
31-60
61-90
1
0.12%
0.07%
0.68%
0.04%
2
0.17%
0.11%
0.40%
0.07%
3
0.28%
0.19%
1.15%
0.09%
4
0.43%
0.27%
0.82%
0.32%
5
0.59%
0.39%
0.95%
0.46%
6
0.78%
0.50%
2.21%
0.29%
7
1.05%
0.72%
3.15%
1.27%
8
1.28%
0.91%
1.84%
2.03%
9
2.04%
1.60%
1.17%
0.94%
10
1.76%
1.24% 1.73% 0.89%
11
2.02%
1.42% 1.82% 1.08%
12
2.25%
1.57%
1.54%
0.96%
91+
CPR
-
%
7.02%
0.03%
6.78%
0.03%
6.84%
0.03%
5.82%
0.15%
6.31%
0.27%
6.09%
0.12%
5.83%
1.00%
5.88%
1.73%
7.14%
0.46%
8.17%
0.31%
8.46%
0.59%
8.65%